STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands		Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive loss [Member]	Accumulated deficit [Member]	Total [Member]	Non controlling Interest [Member]	Total
Balance at Dec. 31, 2012		$ 129	$ 36,033	$ (1,530)	$ (19,806)	$ 14,826		$ 14,826
Balance, shares at Dec. 31, 2012		11,641,758
Exercise of warrants and stock options		$ 4	$ 725			729		729
Exercise of warrants and stock options, shares		446,291
Other comprehensive loss				$ (10)		(10)		(10)
Share-based compensation expenses			$ 356			356		356
Net loss					$ (187)	(187)		(187)
Balance at Dec. 31, 2013		$ 133	$ 37,114	$ (1,540)	$ (19,993)	15,714		$ 15,714
Balance, shares at Dec. 31, 2013		12,088,049						12,088,049
Exercise of warrants and stock options		$ 2	376			378		$ 378
Exercise of warrants and stock options, shares		220,100
Issuance of Ordinary shares, net	[1]	$ 36	13,660			13,696		13,696
Issuance of Ordinary shares, net, shares	[1]	3,162,500
Issuance of Ordinary shares in conjunction of business acquisition		$ 27	$ 9,739			9,766		9,766
Issuance of Ordinary shares in conjunction of business acquisition, shares		2,353,310
Other comprehensive loss				$ (914)		(914)		(914)
Share-based compensation expenses			$ 670			670		670
Net loss					$ (5,479)	(5,479)	$ 6	(5,473)
Balance at Dec. 31, 2014		$ 198	$ 61,559	$ (2,454)	$ (25,472)	33,831	$ 6	$ 33,837
Balance, shares at Dec. 31, 2014		17,823,959						17,823,959
Exercise of warrants and stock options		$ 1	$ 189			190		$ 190
Exercise of warrants and stock options, shares		95,167						39,422
Other comprehensive loss				$ (567)		(567)		$ (567)
Share-based compensation expenses			$ 808			808		808
Net loss					$ (8,295)	(8,295)	$ 19	(8,276)
Balance at Dec. 31, 2015		$ 199	$ 62,556	$ (3,021)	$ (33,767)	$ 25,967	$ 25	$ 25,992
Balance, shares at Dec. 31, 2015		17,919,126						17,919,126

[1]	Net of issuance expenses in the amount of $ 350.